Property, Plant and Equipment - Summary of Property, Plant and Equipment (Parenthetical) (Detail) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Current Inventory [member]
Disclosure of detailed information about property, plant and equipment [line items]
Inventory pledged as security	$ 243.0	$ 274.1
Non-current Inventory [member]
Disclosure of detailed information about property, plant and equipment [line items]
Inventory pledged as security	$ 18.7	$ 43.4